Operating Lease Liabilities (Details) - Schedule of Maturities of Lease Liabilities - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Maturities of Lease Liabilities [Abstract]
2024	$ 384
2025
2026
2027
Total	384
Less: Amount representing interest	7
Present value of future minimum lease payments	377
Less: Current obligations	377	$ 544
Long-term obligations		$ 377